Convertible Debentures (Details Textual) - USD ($)						1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 17, 2016	Apr. 15, 2016	Aug. 05, 2015	Apr. 10, 2014	Jan. 09, 2013	Nov. 30, 2016	Jun. 30, 2016	Apr. 30, 2013	Dec. 27, 2012	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 11, 2015	Oct. 31, 2010
Convertible Debentures (Textual)
Convertible debentures															$ 1,247,310
Fair value of option debenture discount														$ 503,971
Fair value of conversion option liabilities												$ 503,971		503,971
Total amortization relating to the discount												250,308	$ 393,169		437,648
Conversion price				$ 0.25
Fair value of conversion option liabilities												384,461		$ 384,461	0
Interest expense on the convertible debentures															253,061
Covertible debentures maturity value				$ 1,915,200
Converion price, description														The Exchange Agreement and the 2014 SPA trigger anti-dilution adjustments to the warrants issued on the Existing Debentures based on a $0.25 per share conversion price (adjusted from the original stated conversion price of $0.43 per share), which reduced the exercise price to $0.25 per share and increased the number of shares issuable upon the exercise of the Existing Warrants from 4,818,605 to 8,288,000 shares.
Debt default description														Upon any Event of Default (as defined in the Debenture), the outstanding principal amount of the Debenture, plus liquidated damages, interest, a premium of 30% and other amounts owing in respect thereof through the date of acceleration, shall become, at the 2014 Holders' election, immediately due and payable in cash. Commencing five days after the occurrence of any Event of Default, the interest rate on the Debenture shall accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law.
Fair value of warrants
Additional contractual interest														146,509
Maximum principal amount		$ 600,000
Common stock ratio shares							218,384
Share price										$ 3.00
Conversion option liabilities										$ 288,134		384,461		$ 384,461
Senior Secured Convertible Debenture [Member]
Convertible Debentures (Textual)
Interest rate on convertible debenture	12.00%
Due date of convertible debentures	Jun. 30, 2018												Jun. 30, 2018
Additional contractual interest							$ 146,509
Subscription price sales	$ 750,000												$ 2,000,000
Percentage of OID secured convertible debenture							12.00%						12.00%
Maximum principal amount	$ 937,500												$ 2,500,000
Common stock ratio shares	1
Share price	$ 3.75
Successor [Member]
Convertible Debentures (Textual)
Amortization discount										165,194		$ 250,308
Share price												$ 3.0		$ 3.0
Conversion option liabilities												$ 384,461		$ 384,461
Predecessor [Member]
Convertible Debentures (Textual)
Amortization discount											$ 158,560		387,965		416,833
Conversion option liabilities
HCI [Member]
Convertible Debentures (Textual)
Amortization discount										158,560	$ 165,194
Fair value of conversion option liabilities							$ 394,460						$ 394,460
Common stock ratio shares													1
Share price							$ 3.75						$ 3.75
Conversion option liabilities												$ 104,853		$ 104,853
HCI [Member] | Senior Secured Convertible Debenture [Member]
Convertible Debentures (Textual)
Due date of convertible debentures	Jun. 30, 2018
Fair value of conversion option liabilities	$ 109,511
Legal fees	50,000
Subscription price sales	$ 750,000
Percentage of OID secured convertible debenture	12.00%
Maximum principal amount	$ 937,500
SGB [Member] | Senior Secured Convertible Debenture [Member]
Convertible Debentures (Textual)
Subscription price sales										$ 2,000,000
Percentage of OID secured convertible debenture										12.00%
SGB [Member] | HCI [Member]
Convertible Debentures (Textual)
Legal fees						$ 50,000
Conversion option liabilities						$ 109,511
Minimum [Member]
Convertible Debentures (Textual)
Convertible debentures																	$ 1,247,310
Maximum [Member]
Convertible Debentures (Textual)
Convertible debentures																	$ 5,405,010
October 1, 2015 [Member]
Convertible Debentures (Textual)
Debt redemption amount				998,925
January 1, 2016 [Member]
Convertible Debentures (Textual)
Debt redemption amount																		$ 998,925
April 1, 2016 [Member]
Convertible Debentures (Textual)
Debt redemption amount																		$ 1,997,850
Hillair Capital Investments Lp [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities										$ 394,460
Conversion price												$ 0.4488		$ 0.4488
Fair value of warrants														$ 0
Frank Casano [Member]
Convertible Debentures (Textual)
Fair value of common stock								$ 60,801
Convertible debentures								$ 560,000
Interest rate on convertible debenture								8.00%
Due date of convertible debentures								Oct. 15, 2014
Proceeds from issuance of convertible debentures								$ 500,000
Number of shares issuable upon conversion of debentures								1,302,326
Fair value of conversion option liabilities								$ 60,000
Next View Capital Lp [Member]
Convertible Debentures (Textual)
Fair value of common stock					$ 69,933
Convertible debentures					$ 392,000
Interest rate on convertible debenture					8.00%
Due date of convertible debentures					Jun. 01, 2014
Proceeds from issuance of convertible debentures					$ 350,000
Number of shares issuable upon conversion of debentures					911,628
Amortization discount					$ 42,000
Fair value of conversion option liabilities					$ 24,322
Conversion price					$ 0.23
Legal fees					$ 28,000
Number of common stock purchase due to issuance of warrants					36,466
Senior Convertible Debentures [Member]
Convertible Debentures (Textual)
Convertible debentures				$ 2,080,500
Interest rate on convertible debenture				8.00%
Due date of convertible debentures				Apr. 01, 2016
Proceeds from issuance of convertible debentures				$ 1,825,000
Amortization discount				255,500
Fair value of conversion option liabilities				$ 532,944								$ 393,169		393,169
Conversion price				$ 0.25
Warrant to purchase company's common stock				8,322,000
Term of warrants				5 years
Warrants exercise price				$ 0.275
Percentage of conversion price				110.00%
Legal fees				$ 40,763										$ 20,000	20,000
Fair value of conversion option liabilities				$ 413,606
Converion price, description				The Company entered into a Securities Purchase Agreement (the "2014 SPA") with four investors, including Hillair pursuant to which the Company issued and sold (i) $2,080,500 in 8% Original Discount Senior Secured Convertible Debentures, for $1,825,000, with a conversion price of $0.25 per share, subject to adjustment, with a final maturity date of April 1, 2016 (the "2014 New Debentures" together with the 2014 Exchange Debentures, the "2014 Debentures"), and (ii) a five (5) year Common Stock purchase warrant to purchase up to 8,322,000 shares of the Company's common stock at an exercise price of $0.275 (110% of the conversion price), subject to adjustment with a fair value of $532,944 at issuance, which has been recorded as a discount to the 2014 New Debentures.
Senior Convertible Debentures [Member] | HCI [Member]
Convertible Debentures (Textual)
Due date of convertible debentures														Jun. 30, 2018
Maximum principal amount														$ 2,500,000
Common stock ratio shares														1
Share price												$ 1.25		$ 1.25
Senior Convertible Debentures [Member] | SGB [Member]
Convertible Debentures (Textual)
Subscription price sales														$ 2,000,000
Percentage of OID secured convertible debenture												12.00%		12.00%
Senior Convertible Debentures [Member] | Frank Casano [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities								$ 14,971
Existing Debentures [Member]
Convertible Debentures (Textual)
Conversion price				$ 0.25
Fair value of conversion option liabilities				$ 2,366
Covertible debentures maturity value				$ 1,680,000
Converion price, description				Under the terms of the Exchange Agreement, Existing Debentures with a stated maturity value of $1,680,000 were surrendered in exchange for (i) new Senior Convertible Debentures with a stated interest rate of eight percent (8%) per year, a stated maturity value of $1,915,200, a conversion price of $0.25 per share, subject to adjustment, with a final maturity date of April 1, 2016 (the "2014 Exchange Debentures"), and (ii) a five (5) year Common Stock purchase warrant to purchase up to 7,660,800 shares of the Company's common stock at an exercise price of $0.275 (110% of the conversion price), subject to adjustment (the "2014 Exchange Warrants").
Fair value of warrants				$ 490,601
Bridge Debenture [Member]
Convertible Debentures (Textual)
Due date of convertible debentures			Nov. 03, 2015
Conversion price			$ 0.10
2014 New Debentures [Member] | Successor [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities												$ 393,169		$ 393,169
June 2016 Debenture [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities										559,037
Total amortization relating to the discount										670,845
June 2016 Debenture [Member] | Successor [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities												670,845		670,845
June 2016 Debenture [Member] | Hillair Capital Investments Lp [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities										$ 209,552		279,608		279,608
Common stock ratio shares										1
Share price										$ 3.75
November 2016 Debenture [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities										$ 266,932
Total amortization relating to the discount										320,318
November 2016 Debenture [Member] | Successor [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities												320,318		320,318
November 2016 Debenture [Member] | Hillair Capital Investments Lp [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities										$ 104,853		$ 78,582		78,582
Common stock ratio shares	1
Share price	$ 3.75
Securities Purchase Agreement [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities									$ 69,502
Securities Purchase Agreement [Member] | Hillair Capital Investments Lp [Member]
Convertible Debentures (Textual)
Fair value of common stock									199,806
Convertible debentures			$ 162,000						$ 1,120,000
Interest rate on convertible debenture									8.00%
Due date of convertible debentures									Jul. 01, 2014
Proceeds from issuance of convertible debentures									$ 1,000,000
Number of shares issuable upon conversion of debentures									2,604,651
Fair value of conversion option liabilities									$ 120,000
Conversion price									$ 0.43
Legal fees														15,466		$ 15,466
Payments for due diligence									$ 45,000
Financing amount			$ 150,000
Exchange Agreement [Member]
Convertible Debentures (Textual)
Interest rate on convertible debenture				8.00%
Conversion price				$ 0.25
Warrant to purchase company's common stock				7,660,800
Term of warrants				5 years
Warrants exercise price				$ 0.275
Loss of transaction				$ 1,104,179
Percentage of conversion price				110.00%
Legal fees														$ 20,763	$ 20,763
Fair value of conversion option liabilities				$ 380,744